Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt instruments with carrying value different than estimated fair values
Senior notes, Carrying Amount	$ 2,139,718	$ 2,043,582
Revolving Credit Facilities and Term Loan Carrying Amount	642,421	879,865
Mortgage payable and other indebtedness carrying amount	1,322,445	1,378,553
Total indebtedness	4,104,584	4,302,000
Senior notes, Fair Value	2,282,818	2,237,320
Revolving Credit Facilities and Term Loan Fair Value	641,854	875,851
Mortgage payable and other indebtedness, Fair Value	1,352,142	1,394,393
Long-term debt, fair value total	$ 4,276,814	$ 4,507,564